[LOGO]


                                iMILLENNIUM FUND



                                  SEMI-ANNUAL
                                     REPORT



                                AUGUST 31, 2000

                            [logo] iMILLENNIUM FUND


Dear Fellow Shareholders:

         We are pleased to provide you the first formal report since launching the iMillennium Fund(TM) on April 17, 2000. The information presented to you in the following pages pertains to your Fund's performance through August 31, 2000.

         The iMillennium Fund(TM) finished August with a Net Asset Value ("NAV") of $11.79, which translates to a total investment return of 17.9% since the Fund's inception. As most of you are aware, this year has produced extreme volatility for the stock market in general, and Internet companies in particular. We believe that market volatility will continue, and be particularly felt by Internet companies since they tend to trade on high expectations.

         iMillennium Fund(TM) is, and will continue to be, disciplined in its investment approach. We believe the Internet is as revolutionary now as Henry Ford's production line was then. The Internet's potential impact on manufacturers, distributors, retailers, and suppliers of products, services, and contents, as well as on consumers, has not yet been fully realized. As the Internet grows and evolves, we continue to see tremendous opportunity: for companies focused on enabling and enhancing access to the Internet; for companies focused on designing and developing products and services that enable high-speed Internet connectivity; for companies focused on providing computer, digital, and electronic hardware products designed and developed to enhance the Internet experience; for companies focused on developing software applications that enable a variety of Internet activities; for companies focused on the buying and selling of products and services over the Internet; for companies focused on engaging in or enabling corporate commercial transactions over the Internet; and for companies focused on providing professional and information services related to the Internet. We see the opportunity for these types of companies and will continue to focus our research on those companies. Sincerely,



Omar S. Rivero
Portfolio Manager
iMillennium Fund(TM)

Past Performance is not indicative of future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Funds whose investments are concentrated in a specific industry or sector may be subject to a higher degree of market risk than funds whose investments are diversified and may not be suitable for all investors. For more complete information on the iMillennium Fund, including a prospectus containing more complete information on fees, expenses and risks, contact us at our toll free number 877.881.2747.


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


                                iMILLENNIUM FUND
                            SCHEDULE OF INVESTMENTS
                                August 31, 2000
                                  (Unaudited)


                                                             MARKET
    SHARES                                                   VALUE
    ------                                                   -----

        COMMON STOCKS - 95.48%
        BROADBAND - 10.35%
   7,300+    At Home Corporation ....................       $106,306
   4,300+    Charter Communications, Inc. ...........         65,844
   1,200+    Copper Mountain Networks, Inc. .........         71,925
   1,000+    Inktomi Corporation ....................        130,375
   2,380+    Terayon Communication Systems, Inc. ....        132,090
                                                            --------
                                                             506,540
                                                            --------

             CONTENT/PORTALS - 9.05%
   4,026+    America Online, Inc. ...................        236,024
   2,000+    CNET Networks, Inc. ....................         67,000
   1,154+    Yahoo! Inc. ............................        140,211
                                                            --------
                                                             443,235
                                                            --------

             E-COMMERCE - 2.05%
     100+    Amazon.com, Inc. .......................          4,150
   1,550+    eBay, Inc. .............................         96,100
                                                            --------
                                                             100,250
                                                            --------

             E-COMMERCE ENABLERS - 10.08%
   2,310+    Ariba, Inc. ............................        363,536
   2,079+    Commerce One, Inc. .....................        130,002
                                                            --------
                                                             493,538
                                                            --------

             FIBER OPTICS - 11.08%
     500+    Avanex Corpo ...........................         75,734
     500     Corning, Inc. ..........................        163,969
   3,000+    Global Crossing Ltd. ...................         90,188
   1,000+    JDS Uniphase Corporation ...............        124,625
   2,200+    Metromedia Fiber Network, Inc. .........         87,863
                                                            --------
                                                             542,379
                                                            --------


                       See Notes to Financial Statements.


                                      -2-

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                                iMILLENNIUM FUND
                            SCHEDULE OF INVESTMENTS
                                August 31, 2000
                                  (Unaudited)


                                                             MARKET
    SHARES                                                   VALUE
    ------                                                   -----
             FINANCE - 1.65%
   1,800+    CMGI, Inc.                                       80,550
                                                            --------


             HARDWARE/STORAGE - 3.02%
   1,000+    Dell Computer Corporation                        43,625
     400+    Storage Network, Inc.                            40,600
     500+    Sun Microsystems, Inc.                           63,469
                                                            --------
                                                             147,694
                                                            --------

             INFRASTRUCTURE - 14.97%
   4,476+    Cisco Systems, Inc. ....................        306,606
   2,000+    F5 Networks, Inc. ......................        117,000
     400+    Juniper Networks, Inc. .................         85,500
   1,500+    Redback Networks, Inc. .................        224,063
                                                            --------
                                                             733,169
                                                            --------

             SEMICONDUCTOR - 12.94%
   1,200+    Agilent Technologies, Inc. .............         72,375
   1,500+    Broadcom Corporation-Class A ...........        375,000
     300+    PMC-Sierra, Inc. .......................         70,800
   1,300+    Xilinx, Inc. ...........................        115,538
                                                            --------
                                                             633,713
                                                            --------

             SERVICES - 8.41%
   1,000+    Critical Path, Inc. ....................         77,250
   2,590+    Exodus Communications, Inc. ............        177,253
     790+    VeriSign, Inc. .........................        157,111
                                                            --------
                                                             411,614
                                                            --------



                       See Notes to Financial Statements.


                                      -3-


                                iMILLENNIUM FUND
                            SCHEDULE OF INVESTMENTS
                                August 31, 2000
                                  (Unaudited)


                                                             MARKET
    SHARES                                                   VALUE
    ------                                                   -----
             SOFTWARE - 6.63%
     560+    Check Point Software Technologies, Ltd.          81,655
   1,000+    Microsoft Corporation ..................         69,812
     640+    Software.com, Inc. .....................         93,160
   2,103+    Vignette Corporation                             80,177
                                                            --------
                                                             324,804
                                                            --------

             WIRELESS PRODUCTS/SERVICES - 5.26%
   2,000+    Nokia Corporation ......................         89,875
   2,500+    Motorola, Inc. .........................         90,156
   1,295+    QUALCOMM, Inc. .........................         77,538
                                                            --------
                                                             257,569
                                                            --------


        TOTAL INVESTMENTS
        (Cost $3,938,637) ............  95.48%             4,675,055
        Cash and other assets
          less liabilities ...........   4.52%               221,170
                                       ------            -----------
        TOTAL NET ASSETS ............  100.00%           $ 4,896,225
                                       ======            ===========

Federal Tax Information: At August 31, 2000 the net unrealized appreciation based on cost for Federal income tax purposes of $3,938,637 was as follows:

        Aggregate gross unrealized appreciation for all
        investments for which there was an excess of
        value over cost .............................      $ 890,009
        Aggregate gross unrealized depreciation
        for all investments for which there was an excess
        of cost over value ..........................       (153,591)
                                                           ---------
        Net unrealized appreciation .................      $ 736,418
                                                           =========

* Non-income producing security.


                       See Notes to Financial Statements.


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


                                iMILLENNIUM FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                August 31, 2000
                                  (Unaudited)

ASSETS:
        Investments in securities, at value
                (cost $3,938,637)  (Note 2) ...................     $ 4,675,055
        Cash ..................................................         192,291
        Receivable for fund shares sold .......................           8,241
        Dividends and interest receivable .....................              90
        Prepaid expenses ......................................          23,609
        Due from investment advisor (Note 3) ..................           3,268
                                                                    -----------
                Total Assets ..................................       4,902,554
                                                                    -----------

LIABILITIES:
        Accrued directors fees ................................             683
        Accrued expenses and other liabilities ................           5,646
                                                                    -----------
                Total Liabilities .............................           6,329
                                                                    -----------

                Net Assets ....................................     $ 4,896,225
                                                                    ===========

NET ASSETS CONSIST OF:
        Capital stock, no par value; unlimited shares
                authorized; 415,435 shares outstanding ........     $ 4,362,189
        Undistributed net investment loss .....................         (34,868)
        Accumulated net realized loss from
                investment transactions .......................        (167,514)
        Net unrealized appreciation on investments ............         736,418
                                                                    -----------

        Net Assets ............................................     $ 4,896,225
                                                                    ===========

        Net asset value ($4,896,225/415,435) ..................     $     11.79
                                                                    ===========


                       See Notes to Financial Statements.


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

                                iMILLENNIUM FUND
                             STATEMENT OF OPERATIONS
                      For the Period Ended August 31, 2000
                                   (Unaudited)


INVESTMENT INCOME:
        Dividends ............................................        $      90
                                                                      ---------
                Total investment income ......................               90
                                                                      ---------

EXPENSES:
        Administration fees  (Note 4) ........................           17,005
        Legal fees ...........................................            8,772
        Transfer agent fees ..................................            6,057
        Insurance expense ....................................            4,703
        Audit fees ...........................................            3,884
        12b-1 fees ...........................................            3,178
        Printing and postage expense .........................            2,981
        Custody fees .........................................            2,376
        Directors fees .......................................              683
        Other expenses .......................................            1,535
                                                                      ---------
                Total expenses ...............................           70,242

Less: Advisory fees waived (Note 3) ..........................          (19,068)
      Expenses reimbursed (Note 3) ...........................          (16,216)
                                                                      ---------

Net expenses .................................................           34,958
                                                                      ---------

Net investment loss ..........................................          (34,868)
                                                                      ---------

NET REALIZED AND UNREALIZED GAINS/(LOSSES)
        ON INVESTMENTS: (Note 2)
Net realized loss from investment transactions ...............         (167,514)
Net change in unrealized appreciation
        on investments .......................................          736,418
                                                                      ---------
Net gain on investments ......................................          568,904
                                                                      ---------
Net increase in net assets resulting
        from operations ......................................        $ 534,036
                                                                      =========

(1) For the period April 17, 2000 (commencement of operations) to August 31,
    2000.

                       See Notes to Financial Statements.


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
                             iMILLENNIUM FUND
                       STATEMENT OF CHANGES IN NET ASSETS



                                                                  FOR THE
                                                                PERIOD ENDED
                                                             AUGUST 31, 2000 (1)
                                                                 (Unaudited)
                                                             -------------------

OPERATIONS:
        Net investment loss .....................................   $   (34,868)
        Net realized loss from investment transactions ..........      (167,514)
        Net change in unrealized appreciation on investments ....       736,418
                                                                    -----------
        Net increase in net assets resulting from operations ....       534,036
                                                                    -----------


FUND SHARE TRANSACTIONS:
        Net increase in net assets from fund share
                transactions (Note 4) ...........................     4,262,189
                                                                    -----------

        Net increase in net assets ..............................     4,796,225

NET ASSETS:
        BEGINNING OF PERIOD .....................................       100,000
                                                                    -----------

        END OF PERIOD (including net investment loss of $34,868)    $ 4,896,225
                                                                    ===========



(1) For the period April 17, 2000 (commencement of operations) to August 31,
    2000.

                       See Notes to Financial Statements.

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                                      -7-


                                iMILLENNIUM FUND
                         NOTES TO FINANCIAL STATEMENTS
                                August 31, 2000
                                  (Unaudited)

NOTE 1.  ORGANIZATION

         iMillennium Fund (the "Fund"), is organized as a series of iMillennium
Capital Trust a Delaware business trust formed on November 4, 1999, and registered as an open-end, non-diversified, management investment company under the Investment Company Act of 1940, as amended. The Fund commenced operations on April 17, 2000. The Fund's business and affairs are managed by its officers under the direction of its Board of Trustees. The Fund's investment objective is to seek long-term growth of capital.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

         The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

         A. SECURITY VALUATION -- Securities are valued as of the close each business day, at the last sales price on the exchange or the over-the-counter market in which such securities are primarily traded, or in the absence of recorded sales, the mean between the closing bid and asked prices. Securities for which market quotations are not readily available are valued at their fair value following procedures approved by the Board of Trustees.
               Short-term investments held by the Fund that mature in 60 days or less are valued at amortized cost, which approximates market value.
         B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Securities transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.
         C. FEDERAL INCOME TAXES -- The Fund intends to comply with requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required.
         D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to shareholders on the ex-dividend date. The Fund will distribute its net investment income, if any, semi-annually, and net realized capital gains, if any, annually.
         E. USE OF ESTIMATES -- The preparation of financial statements in conformity with general accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.


                                      -8-



                                iMILLENNIUM FUND
                          NOTES TO FINANCIAL STATEMENTS
                                 August 31, 2000
                                   (Unaudited)

NOTE 3.  INVESTMENT ADVISORY FEES AND OTHER

         The Fund has an investment advisory agreement with iMillennium Capital
Management, Inc. ("Adviser"). Under this agreement, the Adviser provides the Fund with investment advice and supervises the Fund's management and investment programs for which the Fund pays a monthly advisory fee equal, on an annual basis, to 1.50% of its average daily net assets.

         The adviser has voluntarily agreed to waive its advisory fee and reimburse other expenses to the extent that the Fund's operating expenses exceed
2.75% (excluding brokerage commission, interest, taxes and extraordinary expenses) of the Fund's average daily net assets. For the period ended August
31, 2000, the Adviser waived and reimbursed a total of $35,284, pursuant to the undertaking. The Adviser has agreed to continue such undertaking until the fiscal year ending February 28, 2001.

         The Fund has a fund accounting and administrative agreement with American Data Services, Inc., ("ADS"). ADS receives a fee, computed daily and payable monthly, based on a percentage of average daily net assets, subject to certain minimums.

NOTE 4.  CAPITAL SHARE TRANSACTIONS

         At August 31, 2000, there were an unlimited number of shares authorized with no par value. Transactions in capital stock during the period ended August
31, 2000 were as follows:

                                                             SHARES      AMOUNT
                                                             ------      ------
        Shares sold ...............................         405,435   $4,262,189

        Shares issued for dividend reinvestment ...               0            0

        Shares repurchased ........................               0            0
                                                            -------   ----------
                                                            405,435   $4,262,189
                                                            =======   ==========

NOTE 5.  INVESTMENT TRANSACTIONS

         During the period ended August 31, 2000, purchases and sales of investment securities, excluding short term securities aggregated $6,316,484, and $2,210,333, respectively.


                                      -9-


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

                                iMILLENNIUM FUND
                          NOTES TO FINANCIAL STATEMENTS
                                 August 31, 2000
                                   (Unaudited)

                                                                   FOR THE
                                                                PERIOD ENDED
                                                             AUGUST 31, 2000 (1)
                                                                 (UNAUDITED)
                                                             -------------------

        Net asset value, beginning of period .................      $    10.00
                                                                    ----------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
        Net investment loss ..................................           (0.10)
        Net realized and unrealized gain
        on investments .......................................            1.89
                                                                    ----------
        Total from investment operations .....................            1.79
                                                                    ----------


        Net asset value, end of period .......................      $    11.79
                                                                    ==========

        Total return .........................................           17.90%

RATIOS/SUPPLEMENTAL DATA

        Net assets, end of period (in thousands) .............      $    4,896

RATIOS TO AVERAGE NET ASSETS:

        Expenses (before reimbursement) ......................            5.53%*
        Expenses (net of reimbursement) ......................            2.75%*
        Net investment income (before reimbursement) .........          (5.52)%*
        Net investment income (net of reimbursement) .........          (2.74)%*

        Portfolio Turnover Rate ..............................          98.63%


(1) For the period April 17, 2000 (commencement of operations) to August 31,
    2000.

*   Annualized


                       See Notes to Financial Statements.

                                      -10-

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


                               INVESTMENT ADVISER
                      iMillennium Capital Management, Inc.
                              17225 El Camino Real
                                   Suite 415
                               Houston, TX 77058


                               ADMINISTRATOR AND
                                 TRANSFER AGENT
                          American Data Services, Inc.
                               150 Motor Parkway
                              Hauppauge, NY 11788


                                   CUSTODIAN
                         Union Bank of California, N.A.
                               475 Sansome Street
                                   15th Floor
                            San Francisco, CA 94111



                                  DISTRIBUTOR
                      AmeriMutual Funds Distributor, Inc.
                               150 Motor Parkway
                              Hauppauge, NY 11788



                                 LEGAL COUNSEL
                         Chamberlain, Hrdlicka, White,
                               Williams, & Martin
                               1200 Smith Street
                                   Suite 1400
                               Houston, TX 77002


                            INDEPENDENT ACCOUNTANTS
                        McCurdy & Associates CPA's, Inc.
                               27955 Clemens Road
                               Westlake, OH 44145